Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual)
Cash in excess of the (FDIC) limits					$ 500,000
Specific life for intellectual property			15 years		15 years
Cost of goods sold expense					19,646	118
Advertising expense	$ 11,658	$ 20,306	$ 38,320	$ 33,819	$ 63,747	$ 74,017
Reverse stock split			1:10		10-for-1
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Production cycle of the machine			6 months		6 months
Estimated useful lives			3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Production cycle of the machine			9 months		9 months
Estimated useful lives			7 years		7 years